SAFE Agreements - Schedule of SAFE Agreements (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Safe Agreements Abstract
SAFE agreements at fair value, beginning of year	$ 23,334,626	$ 4,602,950	$ 4,602,950	$ 2,219,711
Plus: SAFE agreements issued for cash			4,239,500	2,120,000
Plus: Change in fair value	$ 17,368,415	$ 13,462,710	14,492,176	263,239
SAFE agreements at fair value, end of year			$ 23,334,626	$ 4,602,950